Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total		Share Capital	Additional paid-in capital	Contributed surplus	Contributed deficit	Retained earnings	Other comprehensive loss	Total Shareholder's equity	NCI
Beginning Balance at Dec. 31, 2013		$ 857.5		$ 1,138.1	$ 1.3	$ 834.3	$ (1,188.4)	$ 113.9	$ (39.4)	$ 859.8	$ (2.3)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares		114.1		67.6	46.5					114.1
Share based compensation		0.8			0.8					0.8
Other comprehensive income		(19.2)	[1]						(19.2)	(19.2)
Dividend paid		(171.1)						(171.1)		(171.1)
Net income (loss)		(304.0)	[1]					(316.4)		(316.4)	12.4
Ending Balance at Dec. 31, 2014	[1]	478.1		1,205.7	48.6	834.3	(1,188.4)	(373.6)	(58.6)	468.0	10.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation	[1]	0.6			0.6					0.6
Other comprehensive income	[1]	35.1							34.9	34.9	0.2
Net income (loss)	[1]	(56.8)						(73.0)		(73.0)	16.2
Reverse stock split and capital reduction	[1]			(1,203.3)		1,203.3
Ending Balance at Dec. 31, 2015	[1]	457.0		2.4	49.2	2,037.6	(1,188.4)	(446.6)	(23.7)	430.5	26.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income		3.7
Net income (loss)		(1.1)
Ending Balance at Mar. 31, 2016		459.9
Beginning Balance at Dec. 31, 2015	[1]	457.0		2.4	49.2	2,037.6	(1,188.4)	(446.6)	(23.7)	430.5	26.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income		4.8
Net income (loss)		10.8
Ending Balance at Jun. 30, 2016		441.2
Beginning Balance at Dec. 31, 2015	[1]	457.0		2.4	49.2	2,037.6	(1,188.4)	(446.6)	(23.7)	430.5	26.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income		11.2
Net income (loss)		1.0
Ending Balance at Sep. 30, 2016		433.0
Beginning Balance at Dec. 31, 2015	[1]	457.0		2.4	49.2	2,037.6	(1,188.4)	(446.6)	(23.7)	430.5	26.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation		0.7			0.7			0.0		0.7
Other comprehensive income		22.8							21.6	21.6	1.2
Net income (loss)		(52.4)						(66.8)		(66.8)	14.4
Dividends declared to non-controlling interest		(42.1)									(42.1)
Ending Balance at Dec. 31, 2016		386.0		$ 2.4	$ 49.9	$ 2,037.6	$ (1,188.4)	$ (513.4)	$ (2.1)	$ 386.0	$ 0.0
Beginning Balance at Mar. 31, 2016		459.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income		1.1
Net income (loss)		11.9
Ending Balance at Jun. 30, 2016		441.2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income		6.4
Net income (loss)		(9.8)
Ending Balance at Sep. 30, 2016		$ 433.0

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".